Statement of compliance and basis of preparation	12 Months Ended
Dec. 31, 2022
Statement of compliance and basis of preparation

2.	Statement of compliance and basis of preparation

(i)	Statement of compliance

The Company prepares its consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”) using the accounting policies described herein as issued by International Accounting Standards Board (“IASB”) and interpretations by the IFRS Interpretations Committee.

(ii)	Basis of presentation

The consolidated financial statements are prepared under the historical cost convention except for the revaluation of certain financial assets and liabilities to fair value. All financial information is presented in Canadian dollars, except as otherwise noted.

(iii)	Basis of consolidation

Subsidiaries are entities controlled by the Company where control is defined as the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. Subsidiaries are included in the consolidated financial statements from the date control is obtained until the date control ceases. All intercompany balances, transactions, income and expenses have been eliminated on consolidation.

These consolidated financial statements include the accounts of Enthusiast Gaming Holdings Inc. and its wholly-owned subsidiaries. The accounts of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The table below lists the Company’s wholly-owned subsidiaries:

Name of Subsidiary	Jurisdiction	Functional Currency	Accounting Method

Aquilini GameCo Inc.

GameCo eSports USA Inc.

Luminosity Gaming Inc.

Luminosity Gaming (USA) LLC

Enthusiast Gaming Properties Inc.

Enthusiast Gaming Inc.

Enthusiast Gaming Live Inc.

Enthusiast Gaming Media (US) Inc.

Tabwire LLC

GameKnot LLC

Addicting Games, Inc.

TeachMe, Inc.

Outplayed, Inc.

Storied Talent, LLC

Enthusiast Gaming Media Holdings Inc.

Enthusiast Gaming (TSR) Inc.

Hexagon Games Corp.

Enthusiast Gaming (PG) Inc.

Steel Media Limited

Fantasy Media Ltd.

Fantasy Football Scout Limited

Omnia Media Inc.

Vedatis SAS

Canada USA Canada USA Canada Canada Canada USA USA USA USA USA USA USA Canada Canada Canada Canada England and Wales England and Wales England and Wales USA France

Canadian dollars

U.S. dollars

Canadian dollars

U.S. dollars

Canadian dollars

U.S. dollars

Canadian dollars

U.S. dollars

U.S. dollars

U.S. dollars

U.S. dollars

U.S. dollars

U.S. dollars

U.S. dollars

Canadian dollars

U.S. dollars

Canadian dollars

Canadian dollars

UK Pound Sterling

UK Pound Sterling

UK Pound Sterling

U.S. dollars

Euro

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Consolidation

Refer to Note 8 for the Company’s investment in associates and joint ventures.